Inventory	12 Months Ended
Dec. 31, 2022
Inventories Disclosure [Abstract]
INVENTORY

The Company recorded an inventory write off in the amount of $2,084, $13 and $304 during the years ended December 31, 2022, 2021 and 2020, respectively. According to Company’s policy, the Company recognizes inventory write-offs according to the age of the inventory as of each cut-off date.